Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 652,363	$ 553,462	$ 400,003
Operating expenses:
Direct operating	251,078	160,222	130,618
Selling, general and administrative	162,550	125,267	103,770
Amortization of program rights	29,242	23,048	21,406
Corporate	41,377	34,246	26,481
Depreciation	46,854	32,149	26,246
Amortization of intangible assets	22,826	6,364	1,199
Restructuring charge	3,895	1,009	707
Contract termination costs (Note 12)	3,887	0	0
Loss from asset dispositions	710	96	472
Operating income	89,944	171,061	89,104
Other expense:
Interest expense, net	56,607	46,683	50,706
Share of loss in equity investments	56	98,309	4,957
Gain on derivative instruments	0	0	(1,960)
Loss on extinguishment of debt	0	3,341	1,694
Other expense, net	2,100	237	51
Total other expense, net	58,763	148,570	55,448
Income before (benefit from) provision for income taxes	31,181	22,491	33,656
(Benefit from) provision for income taxes	(125,420)	40,463	(16,045)
Income (loss) from continuing operations	156,601	(17,972)	49,701
Discontinued operations:
Loss from discontinued operations, net of a benefit from income taxes of $541 and $595 for the years ended December 31, 2012 and 2011, respectively	0	(1,018)	(920)
Gain on sale of discontinued operations, net of a provision for income taxes of $6,223 for the year ended December 31, 2012	0	11,389	0
Net income (loss)	156,601	(7,601)	48,781
Net (loss) income attributable to noncontrolling interests	(1,512)	(556)	204
Net income (loss) attributable to reporting entity	158,113	(7,045)	48,577
Basic income (loss) per common share attributable to reporting entity:
Income (loss) from continuing operations attributable to reporting entity (in dollars per share)	$ 3.02	$ (0.32)	$ 0.89
(Loss) gain on the sale of discontinued operations, net	$ 0.00	$ (0.02)	$ (0.02)
Gain on the sale of discontinued operations, net of tax (in dollars per share)		$ 0.21
Net income (loss) attributable to reporting entity (in dollars per share)	$ 3.02	$ (0.13)	$ 0.87
Weighted-average number of common shares outstanding used in calculating basic income (loss) per common share (in shares)	52,439	54,130	55,768
Diluted income (loss) per common share attributable to reporting entity:
Income (loss) from continuing operations attributable to reporting entity (in dollars per share)	$ 2.84	$ (0.32)	$ 0.87
Loss from discontinued operations, net of tax (in dollars per share)	$ 0.00	$ (0.02)	$ (0.02)
Gain on the sale of discontinued operations, net of tax (in dollars per share)		$ 0.21
Net income (loss) attributable to reporting entity (in dollars per share)	$ 2.84	$ (0.13)	$ 0.85
Weighted-average number of common shares outstanding used in calculating diluted income (loss) per common share (in shares)	55,639	54,130	57,079
LIN Television
Net revenues	652,363	553,462	400,003
Operating expenses:
Direct operating	251,078	160,222	130,618
Selling, general and administrative	162,550	125,267	103,770
Amortization of program rights	29,242	23,048	21,406
Corporate	40,668	34,246	26,481
Depreciation	46,854	32,149	26,246
Amortization of intangible assets	22,826	6,364	1,199
Restructuring charge	3,895	1,009	707
Contract termination costs (Note 12)	3,887	0	0
Loss from asset dispositions	710	96	472
Operating income	90,653	171,061	89,104
Other expense:
Interest expense, net	56,627	46,683	50,706
Share of loss in equity investments	56	98,309	4,957
Gain on derivative instruments	0	0	(1,960)
Loss on extinguishment of debt	0	3,341	1,694
Other expense, net	2,100	237	51
Total other expense, net	58,783	148,570	55,448
Income before (benefit from) provision for income taxes	31,870	22,491	33,656
(Benefit from) provision for income taxes	(125,420)	40,463	(16,045)
Income (loss) from continuing operations	157,290	(17,972)	49,701
Discontinued operations:
Loss from discontinued operations, net of a benefit from income taxes of $541 and $595 for the years ended December 31, 2012 and 2011, respectively	0	(1,018)	(920)
Gain on sale of discontinued operations, net of a provision for income taxes of $6,223 for the year ended December 31, 2012	0	11,389	0
Net income (loss)	157,290	(7,601)	48,781
Net (loss) income attributable to noncontrolling interests	(1,512)	(556)	204
Net income (loss) attributable to reporting entity	$ 158,802	$ (7,045)	$ 48,577